S000001245 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
SMALL CAP INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	6.03%	9.48%
SMALL CAP INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.42%	4.57%	7.97%
SMALL CAP INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	4.43%	7.32%